Summary on Exchange Rates Applied (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
RMB:USD 6.3557 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RM:USD	6.5401	6.3559	6.8141	7.1484
HKD:USD 7.7729 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RM:USD	7.7521	7.7992	7.7502	7.8391
HKD:USD	7.7517	7.7727	7.7746	7.8363
RMB:USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RM:USD	4.1070	4.1765	4.1486	4.1889
HKD:USD	6.6222	6.4525	7.0072	6.8766